Property, plant and equipment, net - Composition (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 122,386	¥ 816,130	¥ 806,747
Less: Accumulated depreciation	(38,134)	(254,298)	(232,180)
Total property, plant and equipment, net	84,252	561,832	574,567
Buildings
Property, plant and equipment, net
Property, plant and equipment	87,810	585,560	584,661
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	2,229	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	23,121	154,181	149,213
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	2,632	17,552	15,808
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	6,490	43,281	41,099
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	$ 104	¥ 692	¥ 1,102